CAPITAL STOCK - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) share	Dec. 31, 2018 CAD ($) share
Capital Stock [Abstract]
Number of warrants outstanding in share-based payment arrangement at beginning of period | share	3,959,804	7,402,654
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period | $	$ 1.50	$ 2.00
Number of warrants granted in share-based payment arrangement | share	50,000	225,900
Weighted average exercise price of warrants granted in share-based payment arrangement | $	$ 4.03	$ 2.29
Number of warrants exercised in share-based payment arrangement | share	(3,959,804)	(3,511,085)
Weighted average exercise price of warrants exercised in share-based payment arrangement | $	$ 1.50	$ 2.54
Number of warrants expired in share-based payment arrangement | share	0	(157,665)
Weighted average exercise price of warrants expired in share-based payment arrangement | $	$ 0.00	$ 3.00
Number of warrants outstanding in share-based payment arrangement at end of period | share	50,000	3,959,804
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period | $	$ 4.03	$ 1.50